Loss per share (Tables)	12 Months Ended
Dec. 31, 2013
Loss per share
Schedule of basic and diluted loss per share
	Years ended December 31,
	2011	2012	2013
	Ordinary shares	Ordinary shares	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	US$	RMB	US$

Basic loss per share:
Numerator:
Net loss	(45,951)	(91,113)	(183,368)	(30,290)	(3,921)	(648)
Deemed dividend (note 12)	(31,181)	—	—	—	—	—
Net loss attributable to ordinary shareholders for computing basic loss per share	(77,132)	(91,113)	(183,368)	(30,290)	(3,921)	(648)
Denominator:
Weighted average ordinary shares outstanding	151,820,420	281,682,508	299,524,536	299,524,536	6,403,973	6,403,973
Basic loss per share:	(0.51)	(0.32)	(0.61)	(0.10)	(0.61)	(0.10)
Basic loss per ADS*:	(1.53)	(0.96)			(1.83)	(0.30)

Diluted loss per share:
Numerator:
Net loss	(45,951)	(91,113)	(183,368)	(30,290)	(3,921)	(648)
Deemed dividend (note 12)	(31,181)	—	—	—	—	—
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class A to Class B ordinary shares (note 14)	—	—	—	—	(183,368)	(30,290)
Net loss attributable to ordinary shareholders for computing diluted loss per share	(77,132)	(91,113)	(183,368)	(30,290)	(187,289)	(30,938)
Denominator:
Weighted average ordinary shares outstanding	151,820,420	281,682,508	299,524,536	299,524,536	6,403,973	6,403,973
Conversion of Class A to Class B ordinary shares (note 14)	—	—	—	—	299,524,536	299,524,536
Weighted-average number of shares outstanding- diluted	151,820,420	281,682,508	299,524,536	299,524,536	305,928,509	305,928,509

Diluted loss per share:	(0.51)	(0.32)	(0.61)	(0.10)	(0.61)	(0.10)
Diluted loss per ADS*:	(1.53)	(0.96)			(1.83)	(0.30)

*The Company was listed on November 1, 2013 with issuance of a total of 12,777,650 ADSs. Each ADS represents three Class B ordinary shares. The net loss per ADS for the years ended December 31, 2011, 2012 and 2013 were calculated using the same conversion ratio assuming the ADSs had been in existence during these periods.